Equity Method and Other Investments - Investments (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Jun. 30, 2021	Nov. 30, 2021	Apr. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 02, 2020
Schedule Of Equity Method And Other Investments [Line Items]
Total equity method and other investments, carrying value					$ 199,577	$ 214,940
Total equity method and other investments, cost basis					262,589
Forward liability					0	7,907
IndiaCo
Schedule Of Equity Method And Other Investments [Line Items]
Management fee income					6,400	2,100	$ 5,500
WPI Fund
Schedule Of Equity Method And Other Investments [Line Items]
Equity method investment, carrying value					92,604	63,301
Equity method investment, cost basis					$ 52,805
Ownership percentage					8.00%
WPI Fund | WeCap Holdings Partnership | General partner
Schedule Of Equity Method And Other Investments [Line Items]
Ownership percentage					0.50%
WPI Fund | Wholly Owned Subsidiary of WeCap Investment Group | Limited partner
Schedule Of Equity Method And Other Investments [Line Items]
Ownership percentage					8.00%
Investments held by WeCap Holdings Partnership
Schedule Of Equity Method And Other Investments [Line Items]
Equity method investments/note receivable, carrying value					$ 71,503	61,688
Equity method investments/note receivable, cost basis					74,147
IndiaCo
Schedule Of Equity Method And Other Investments [Line Items]
Investment in convertible notes, carrying value					34,402	49,849
Investment in convertible notes, cost basis					105,248
Credit loss					19,000	43,900	0
Unrealized gain (loss) on available-for-sale securities					(2,400)	3,300	$ 0
IndiaCo | Unfunded Loan Commitment
Schedule Of Equity Method And Other Investments [Line Items]
Commitment					$ 15,000
IndiaCo | 2020 Debentures
Schedule Of Equity Method And Other Investments [Line Items]
Convertible notes receivable				$ 100,000
Payments for notes receivable			$ 15,000	$ 85,000
Notes receivable, term					10 years
Notes receivable, conversion period					18 months
IndiaCo | Other Convertible Debentures
Schedule Of Equity Method And Other Investments [Line Items]
Note receivable					$ 5,500
Note receivable interest rate					0.001%
Notes receivable, term					10 years
IndiaCo | Interest Rate Period One | 2020 Debentures
Schedule Of Equity Method And Other Investments [Line Items]
Note receivable interest rate					12.50%
Notes receivable, interest payment period					18 months
IndiaCo | Interest Rate Period Two | 2020 Debentures
Schedule Of Equity Method And Other Investments [Line Items]
Note receivable interest rate					0.001%
ChinaCo
Schedule Of Equity Method And Other Investments [Line Items]
Equity method investment, carrying value					$ 0	$ 29,323		$ 26,300
Equity method investment, cost basis					$ 29,323
Ownership percentage					19.70%	21.60%		21.60%
Other
Schedule Of Equity Method And Other Investments [Line Items]
Various, carrying value					$ 1,068	$ 10,779
Various, cost basis					1,066
DSQ
Schedule Of Equity Method And Other Investments [Line Items]
Note receivable					$ 43,300
Note receivable interest rate					5.77%
DSQ | WeCap Holdings Partnership
Schedule Of Equity Method And Other Investments [Line Items]
Ownership percentage					10.00%
ARK Master Fund | WeCap Holdings Partnership | General and Limited Partner
Schedule Of Equity Method And Other Investments [Line Items]
Ownership percentage					2.00%
Sound Ventures II, LLC
Schedule Of Equity Method And Other Investments [Line Items]
Ownership percentage sold	5.70%
Consideration from sale	$ 6,100
Loss on sale of equity method investment					$ 4,100
Capital commitments assumed by buyer	$ 1,900
Notes receivable repaid		$ 3,000